Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Disclosure of Equity
Total equity for PureTech as of December 31, 2021, and 2020, was as follows:

	December 31, 2021 $000s	December 31, 2020 $000s
Equity
Share capital, £0.01 par value, issued and paid 287,796,585 and 285,885,025 as of December 31, 2021 and 2020, respectively	5,444	5,417
Merger Reserve	138,506	138,506
Share premium	289,303	288,978
Translation reserve	469	469
Other reserves	(40,077)	(24,050)
Retained earnings/(accumulated deficit)	199,871	260,429
Equity attributable to owners of the Group	593,515	669,748
Non-controlling interests	(9,368)	(16,209)
Total equity	584,147	653,539